UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Value Fund
Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (94.9%)
	Aerospace & Defense (5.6%)
241,780	AAR Corp. *	$7,749,049
307,800	DRS Technologies, Inc.	17,680,032
166,000	Moog Inc. (Class A) *	7,660,900
		33,089,981
	Agricultural Commodities/Milling (1.5%)
215,200	Corn Products International, Inc.	9,154,608

	Air Freight/Couriers (1.5%)
128,700	Forward Air Corp.	4,199,481
320,300	Pacer International, Inc.	4,721,222
		8,920,703
	Apparel/Footwear (0.9%)
361,135	Maidenform Brands, Inc. *	5,362,855

	Apparel/Footwear Retail (2.3%)
338,750	Stage Stores, Inc.	6,354,950
237,100	Tween Brands Inc. *	7,278,970
		13,633,920
	Broadcasting (1.4%)
159,500	Lin TV Corp. (Class A) *	2,323,915
489,800	Sinclair Broadcast Group, Inc. (Class A)	5,897,192
		8,221,107
	Chemicals: Major Diversified (1.4%)
427,213	Hercules Inc.	8,035,877

	Chemicals: Specialty (1.8%)
128,200	Cytec Industries Inc.	8,552,222
149,100	Zep Inc.	2,385,600
		10,937,822
	Commercial Printing/Forms (4.3%)
554,300	Cenveo Inc. *	12,516,094
202,300	Consolidated Graphics, Inc. *	12,943,154
		25,459,248
	Computer Peripherals (2.0%)
506,300	Electronics for Imaging, Inc. *	11,543,640

	Construction Materials (0.5%)
336,800	Dayton Superior Corp. *	2,711,240

	Consumer Sundries (0.3%)
225,400	Central Garden & Pet Co. *	1,868,566

	Containers/Packaging (2.6%)
338,342	Rock-Tenn Co. (Class A)	9,866,053
106,500	Silgan Holdings Inc.	5,811,705
		15,677,758
	Electric Utilities (1.8%)
289,000	Avista Corp.	6,372,450
169,250	PNM Resources Inc.	4,232,942
		10,605,392
	Electrical Products (4.2%)
180,600	Acuity Brands, Inc.	8,632,680
279,007	Belden Inc.	16,257,738
		24,890,418
	Electronic Production Equipment (0.9%)
312,400	Cognex Corp.	5,616,952

	Engineering & Construction (2.2%)
131,800	Aecom Technology Corp. *	4,450,886
218,000	Stantec Inc. (Canada) *	8,488,920
		12,939,806
	Finance/Rental/Leasing (3.0%)
247,500	AerCap Holdings NV (Netherlands) *	6,239,475
176,400	Dollar Thrifty Automotive Group, Inc. *	6,085,800
237,623	TAL International Group, Inc.	5,610,279
		17,935,554
	Financial Conglomerates (2.6%)
634,000	Conseco, Inc. *	10,010,860
102,300	National Financial Partners Corp.	5,592,741
		15,603,601
	Gas Distributors (0.7%)
158,000	UGI Corp.	4,205,960

	Industrial Machinery (2.3%)
103,300	Actuant Corp. (Class A)	7,125,634
125,765	CIRCOR International, Inc.	6,317,176
		13,442,810
	Information Technology Services (1.3%)
297,739	MTC Technologies, Inc. *	5,445,646
190,400	Ness Technologies Inc. *	2,227,680
		7,673,326
	Medical Specialties (1.6%)
100,540	Bio-Rad Laboratories, Inc. (Class A) *	9,710,153

	Medical/Nursing Services (2.1%)
351,750	Apria Healthcare Group Inc. *	8,501,797
263,100	PharMerica Corp. *	4,196,445
		12,698,242
	Metal Fabrications (1.0%)
80,330	General Cable Corp. *	5,782,957

	Miscellaneous Commercial Services (10.5%)
169,800	Brink’s Co. (The)	10,637,970
305,000	Gartner, Inc. *	6,679,500
163,516	Geo Group Inc. (The) *	5,172,011
784,900	IKON Office Solutions, Inc.	10,360,680
502,310	MAXIMUS, Inc.	24,070,695
141,300	Viad Corp.	5,007,672
		61,928,528
	Miscellaneous Manufacturing (0.7%)
117,400	Smith (A.O.) Corp.	4,389,586

	Multi-Line Insurance (1.6%)
330,600	Max Capital Group Ltd. (Bermuda)	9,352,674

	Office Equipment/Supplies (3.3%)
920,263	Acco Brands Corp. *	19,730,439

	Oil & Gas Production (2.0%)
76,400	Denbury Resources Inc. *	4,324,240
178,980	St. Mary Land & Exploration Co.	7,581,593
		11,905,833
	Oilfield Services/Equipment (1.8%)
66,572	Exterran Holdings Inc. *	5,605,362
139,270	Superior Energy Services, Inc. *	5,164,132
		10,769,494
	Packaged Software (1.5%)
659,728	MSC. Software Corp. *	9,104,246

	Pharmaceuticals: Generic Drugs (1.0%)
401,300	Valeant Pharmaceuticals International *	5,838,915

	Pharmaceuticals: Other (5.2%)
335,820	Perrigo Co.	7,962,292
414,000	PRA International *	12,498,660
401,600	Sciele Pharma, Inc. *	10,216,704
		30,677,656
	Property - Casualty Insurers (3.8%)
250,300	AmTrust Financial Services, Inc.	3,491,685
302,600	Employers Holdings, Inc.	5,797,816
205,800	Platinum Underwriters Holdings, Ltd. (ADR) (Bermuda)	7,408,800
253,624	United America Indemnity, Ltd. (Class A) (Cayman Islands) *	5,592,409
		22,290,710
	Publishing: Books/Magazines (0.7%)
154,600	Dolan Media Co.	4,174,200

	Real Estate Investment Trusts (1.6%)
398,400	Anthracite Capital, Inc.	3,314,688
146,100	LaSalle Hotel Properties	6,036,852
		9,351,540
	Regional Banks (1.1%)
143,872	Integra Bank Corp.	2,478,915
335,130	Provident New York Bancorp	4,259,502
		6,738,417
	Restaurants (2.5%)
474,100	AFC Enterprises, Inc. *	6,329,235
1,705,580	Denny’s Corp. *	8,220,896
		14,550,131
	Savings Banks (0.8%)
143,804	MB Financial, Inc.	4,794,425

	Semiconductors (0.9%)
269,427	Cirrus Logic, Inc. *	1,656,976
140,200	Microsemi Corp. *	3,730,722
		5,387,698
	Specialty Insurance (1.8%)
97,390	NYMAGIC, Inc.	2,808,728
140,186	ProAssurance Corp. *	7,729,856
		10,538,584
	Specialty Telecommunications (1.0%)
362,686	Syniverse Holdings Inc. *	6,053,229

	Telecommunication Equipment (1.3%)
561,000	Tekelec *	7,405,200

	Textiles (1.2%)
191,700	Albany International Corp. (Class A)	7,188,750

	Wireless Telecommunications (0.8%)
182,200	Cellcom Israel Ltd. (Israel)	4,833,766

	TOTAL COMMON STOCKS
	(Cost $415,172,332)	562,726,517

NUMBER OF SHARES (000)	Short-Term Investment (a) (6.0%)
	Investment Company
35,284	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class (Cost $35,284,408)		35,284,408
	TOTAL INVESTMENTS
	(Cost $450,456,740) (b)	100.9%	598,010,925
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(5,059,468)
	NET ASSETS	100.0%	$592,951,457

*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $393,308 for the period ended October 31, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Special Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Special Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer

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